Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.2%
Abacus Property Group	55,313	$148,621
Accent Group Ltd.	41,383	43,051
Australian Pharmaceutical Industries Ltd.	64,908	59,252
Aventus Group	37,673	71,116
Aveo Group	66,352	97,826
Beach Energy Ltd.	286,581	452,138
Bravura Solutions Ltd.	40,455	114,552
Breville Group Ltd.	15,080	159,373
BWP Trust	81,580	233,249
Cedar Woods Properties Ltd.	10,506	51,391
Centuria Industrial REIT	27,092	63,834
Charter Hall Group	80,830	629,272
Charter Hall Retail REIT	56,086	170,404
Charter Hall Social Infrastructure REIT	39,417	98,577
Clinuvel Pharmaceuticals Ltd.(a)	6,090	128,221
Collins Foods Ltd.	19,232	135,679
Costa Group Holdings Ltd.	47,562	93,388
Credit Corp. Group Ltd.	8,790	190,033
Cromwell Property Group	257,549	235,106
CSR Ltd.	84,889	242,125
Dicker Data Ltd.	8,207	39,693
Estia Health Ltd.	34,249	66,304
G8 Education Ltd.	71,833	127,188
GDI Property Group	89,967	96,693
Genworth Mortgage Insurance Australia Ltd.	36,813	98,913
Growthpoint Properties Australia Ltd.	44,370	130,223
GWA Group Ltd.	31,293	62,522
Hansen Technologies Ltd.	25,868	60,594
HT&E Ltd.	41,267	46,911
HUB24 Ltd.(a)	8,700	73,904
IDP Education Ltd.	23,674	290,322
Inghams Group Ltd.	47,246	100,905
Integrated Research Ltd.	18,368	37,458
IPH Ltd.	30,886	171,721
Jumbo Interactive Ltd.(a)	6,786	103,836
Jupiter Mines Ltd.	207,640	47,923
Lovisa Holdings Ltd.	9,628	89,416
Monadelphous Group Ltd.	15,286	161,550
Mount Gibson Iron Ltd.	63,626	33,315
Myer Holdings Ltd.(b)	123,746	46,464
Nanosonics Ltd.(b)	43,181	202,297
Navigator Global Investments Ltd.	20,793	35,240
Netwealth Group Ltd.(a)	16,008	97,273
New Hope Corp. Ltd.	48,575	71,282
Nine Entertainment Co. Holdings Ltd.	130,471	165,394
Northern Star Resources Ltd.	104,708	706,237
NRW Holdings Ltd.	56,811	88,065
OFX Group Ltd.	39,557	38,154
OZ Minerals Ltd.	54,899	383,900
Pendal Group Ltd.	4,959	24,428
Perenti Global Ltd.	60,962	96,179
Pro Medicus Ltd.(a)	6,815	125,174
Regis Resources Ltd.	85,879	289,915
Sandfire Resources NL	27,117	108,544
Saracen Mineral Holdings Ltd.(b)	130,649	337,540
Service Stream Ltd.	55,593	98,816
Seven West Media Ltd.(b)	153,816	42,389
Shopping Centres Australasia Property Group	147,291	272,971

Security	Shares	Value

Australia (continued)
Sigma Healthcare Ltd.	165,920	$66,300
Silver Lake Resources Ltd.(b)	139,925	111,826
St. Barbara Ltd.	115,985	222,943
Super Retail Group Ltd.	22,939	150,294
Tassal Group Ltd.	31,418	89,612
Technology One Ltd.	42,485	215,720
Virtus Health Ltd.	12,308	34,851
Whitehaven Coal Ltd.	119,048	271,480
WPP AUNZ Ltd.	66,990	24,692

		9,674,579

Belgium — 2.8%
AGFA-Gevaert NV(b)	27,127	123,841
Barco NV	1,522	331,114
Befimmo SA	3,428	221,436
Gimv NV	3,376	202,634
Intervest Offices & Warehouses NV	3,074	92,940
Montea CVA	1,900	172,335
Orange Belgium SA	5,549	122,081
Sioen Industries NV	930	23,034
Sofina SA	2,668	589,953
Van de Velde NV	978	26,405
Warehouses De Pauw CVA	2,883	534,569

		2,440,342

Canada — 10.7%
AGF Management Ltd., Class B, NVS	12,646	55,901
Alacer Gold Corp.(b)	49,422	245,164
Alaris Royalty Corp.	6,119	91,155
Allied Properties REIT	8,322	339,250
Altus Group Ltd./Canada	6,938	192,671
Artis REIT	10,411	98,221
Badger Daylighting Ltd.	5,974	177,354
Canaccord Genuity Group Inc.	18,360	74,873
Canadian Apartment Properties REIT	11,861	494,889
Canfor Pulp Products Inc.	4,814	31,718
Celestica Inc.(b)	20,657	149,936
Centerra Gold Inc.(b)	36,897	315,253
China Gold International Resources Corp. Ltd.(b)	48,985	39,133
Cogeco Communications Inc.	2,697	233,616
Cogeco Inc.	1,015	78,715
Computer Modelling Group Ltd.	13,960	74,455
Corby Spirit and Wine Ltd.	1,993	24,261
Descartes Systems Group Inc. (The)(b)	12,789	498,677
DIRTT Environmental Solutions(b)	13,311	60,562
Dorel Industries Inc., Class B	4,031	15,304
Dream Global REIT	31,850	404,198
Dream Industrial REIT	9,594	98,104
Dream Office REIT	5,341	119,064
Dream Unlimited Corp., Class A	12,006	92,168
Dundee Precious Metals Inc.(b)	23,316	81,425
Enerflex Ltd.	14,741	115,743
Enerplus Corp.	39,998	241,933
Enghouse Systems Ltd.	6,612	193,025
Equitable Group Inc.	1,976	170,366
ERO Copper Corp.(b)	10,585	132,559
Evertz Technologies Ltd.	4,553	62,007
Exco Technologies Ltd.	3,550	20,635
Genworth MI Canada Inc.	6,798	275,158
goeasy Ltd.	1,856	85,037
Granite REIT	4,118	204,341

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Home Capital Group Inc.(b)	10,208	$210,552
Interfor Corp.(b)	11,374	135,863
InterRent REIT	7,985	94,835
Just Energy Group Inc.	15,921	36,945
Killam Apartment REIT	8,787	130,433
Labrador Iron Ore Royalty Corp.	10,539	178,891
Largo Resources Ltd.(b)	49,155	49,366
Magellan Aerospace Corp.	2,557	31,244
Martinrea International Inc.	14,330	117,095
Medical Facilities Corp.	5,806	34,544
Morguard North American REIT	2,204	32,112
Morguard REIT	5,747	49,803
Morneau Shepell Inc.	10,703	258,220
Neo Performance Materials Inc.	2,497	22,912
North West Co. Inc. (The)	8,033	172,230
OceanaGold Corp.	103,393	248,581
Parex Resources Inc.(b)	24,979	339,236
Pason Systems Inc.	13,108	141,018
Rogers Sugar Inc.	16,655	68,807
SEMAFO Inc.(b)	53,041	171,510
Silvercorp Metals Inc.	28,885	120,652
Sprott Inc.	27,347	63,252
Summit Industrial Income REIT(a)	6,728	65,419
Tamarack Valley Energy Ltd.(b)	36,337	46,999
Transcontinental Inc., Class A	12,387	141,743
Tricon Capital Group Inc.	21,605	175,227
Uranium Participation Corp.(b)	22,811	66,644
Wajax Corp.	4,785	55,701
Western Forest Products Inc.	68,188	67,443
WestJet Airlines Ltd.	4,732	110,276
Westshore Terminals Investment Corp.	8,410	146,144

		9,170,568

China — 0.2%
K Wah International Holdings Ltd.	203,000	111,113
TK Group Holdings Ltd.	60,000	28,325

		139,438

Denmark — 1.3%
GN Store Nord A/S	20,862	917,285
Matas A/S	5,945	45,549
NNIT A/S(c)	2,210	31,687
Per Aarsleff Holding A/S	3,141	98,045
Scandinavian Tobacco Group A/S(c)	5,568	65,820

		1,158,386

Finland — 0.7%
Adapteo OYJ(b)	6,467	71,058
Cramo OYJ	6,467	68,542
Ponsse OYJ	1,597	49,798
Rovio Entertainment OYJ(c)	7,105	31,897
Sanoma OYJ	12,064	126,113
Tieto OYJ	9,019	256,582

		603,990

France — 1.7%
ABC arbitrage	5,576	41,680
AKWEL	1,798	35,706
Albioma SA	4,612	119,630
Assystem SA	1,485	55,169
Aubay	1,080	37,593
Boiron SA	1,314	46,691
Bonduelle SCA	2,118	55,057

Security	Shares	Value

France (continued)
Cie. des Alpes	1,429	$42,806
Derichebourg SA	15,895	57,243
Gaztransport Et Technigaz SA	3,695	336,588
Groupe Crit	409	30,435
Groupe Guillin	1,219	21,760
Guerbet	939	52,589
IPSOS	6,213	187,151
LNA Sante SA	796	42,005
Mersen SA	2,542	82,669
Quadient	5,861	125,415
Vilmorin & Cie SA	1,078	58,931

		1,429,118

Germany — 3.1%
ADVA Optical Networking SE(b)	7,134	50,301
Amadeus Fire AG	854	107,853
bet-at-home.com AG	555	29,547
Borussia Dortmund GmbH & Co. KGaA	10,354	97,898
CANCOM SE	5,185	276,737
Cewe Stiftung & Co. KGaA	855	82,320
CropEnergies AG	4,118	32,206
Deutz AG	20,307	113,278
Draegerwerk AG & Co. KGaA	493	20,681
Eckert & Ziegler Strahlen- und Medizintechnik AG	609	106,671
Elmos Semiconductor AG	2,096	58,811
Hamburger Hafen und Logistik AG	4,243	109,917
Hornbach Holding AG & Co. KGaA	1,599	96,689
Jenoptik AG	8,623	256,861
Kloeckner & Co. SE	11,426	66,032
Nemetschek SE	908	46,193
New Work SE	464	146,239
OHB SE	904	35,904
Siltronic AG	3,480	330,864
STRATEC SE	817	61,708
Surteco Group SE	1,138	25,037
Varta AG(b)	2,262	255,388
VERBIO Vereinigte BioEnergie AG	4,100	41,350
Washtec AG	1,896	95,399
Wuestenrot & Wuerttembergische AG	4,350	89,102

		2,632,986

Hong Kong — 2.2%
Champion REIT	348,000	230,884
CITIC Telecom International Holdings Ltd.	232,000	88,210
CSI Properties Ltd.	600,000	21,435
Emperor Capital Group Ltd.	708,000	20,054
Emperor International Holdings Ltd.	178,000	39,744
Fairwood Holdings Ltd.	15,500	40,838
Far East Consortium International Ltd./HK	145,000	61,421
Giordano International Ltd.	232,000	73,705
Hang Lung Group Ltd.	145,000	363,716
IT Ltd.	118,000	31,616
Lai Sun Development Co. Ltd.	43,500	52,171
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	73,000	20,677
NewOcean Energy Holdings Ltd.(b)	130,000	21,065
Nissin Foods Co. Ltd.	58,000	52,393
Prosperity REIT	204,000	80,427
Regal Hotels International Holdings Ltd.	60,000	33,990
Sa Sa International Holdings Ltd.(a)	180,000	43,176
Shun Tak Holdings Ltd.	232,000	95,314

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.	232,000	$256,044
SmarTone Telecommunications Holdings Ltd.	43,500	37,796
Sun Hung Kai & Co. Ltd.	59,000	25,519
Sunlight REIT	203,000	137,790
Texwinca Holdings Ltd.	116,000	26,344
VSTECS Holdings Ltd.	124,000	63,284

		1,917,613

Ireland — 0.1%
Irish Residential Properties REIT PLC	61,223	119,941

Israel — 1.1%
ADO Group Ltd.(b)	2,001	56,511
AFI Properties Ltd.(b)	2,059	73,512
Equital Ltd.(b)	1	21
Israel Corp. Ltd. (The)(b)	667	127,208
Ituran Location and Control Ltd.	2,968	72,805
Mehadrin Ltd.(b)	0	13
Migdal Insurance & Financial Holding Ltd.	65,175	67,643
Naphtha Israel Petroleum Corp. Ltd.	5,249	29,421
Oil Refineries Ltd.	277,095	142,183
Phoenix Holdings Ltd. (The)	12,152	74,046
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	841	47,020
REIT 1 Ltd.	31,901	201,897
Summit Real Estate Holdings Ltd.	6,380	81,571

		973,851

Italy — 3.2%
Ascopiave SpA	14,330	59,633
ASTM SpA	5,946	187,467
Cairo Communication SpA	11,339	29,159
DeA Capital SpA	16,861	25,696
DiaSorin SpA	3,890	438,328
doValue SpA(c)	6,699	79,222
Enav SpA(c)	43,935	255,864
Falck Renewables SpA	19,320	86,045
Iren SpA	101,709	315,678
La Doria SpA	1,984	19,545
RAI Way SpA(c)	15,515	95,720
Reply SpA	2,995	195,136
SAES Getters SpA	1,363	38,472
Saras SpA	81,899	157,158
Sesa SpA	1,341	59,694
Societa Iniziative Autostradali e Servizi SpA	13,195	228,028
Tinexta SpA(b)	3,625	53,384
Unipol Gruppo SpA	69,281	386,390

		2,710,619

Japan — 23.8%
Adastria Co. Ltd.	3,800	93,888
Aichi Steel Corp.	2,900	94,963
Aisan Industry Co. Ltd.	5,800	48,340
Anest Iwata Corp.	5,800	55,851
Arcland Sakamoto Co. Ltd.	6,200	73,754
Arcs Co. Ltd.	5,800	117,497
Argo Graphics Inc.	2,800	77,702
As One Corp.	2,900	243,310
Asahi Diamond Industrial Co. Ltd.	8,900	55,900
ASKA Pharmaceutical Co. Ltd.	3,000	35,521
Axial Retailing Inc.	2,900	112,668
Bando Chemical Industries Ltd.	5,900	50,592
Bank of Saga Ltd. (The)	3,100	46,369

Security	Shares	Value

Japan (continued)
Belc Co. Ltd.	2,900	$140,030
BML Inc.	2,900	85,708
Broadleaf Co. Ltd.	14,900	84,213
Bunka Shutter Co. Ltd.	11,600	101,187
C.I. Takiron Corp.	2,900	17,625
Canon Electronics Inc.	5,900	111,063
Capcom Co. Ltd.	14,500	344,309
Cawachi Ltd.	3,100	63,460
Central Glass Co. Ltd.	5,800	141,372
Chiyoda Integre Co. Ltd.	2,900	65,294
Chori Co. Ltd.	3,100	54,455
Chubu Shiryo Co. Ltd.	3,000	35,243
Citizen Watch Co. Ltd.	49,300	264,046
CMK Corp.	8,900	54,501
Computer Engineering & Consulting Ltd.	3,100	56,893
Comture Corp.	5,800	110,951
CONEXIO Corp.	3,100	43,014
Corona Corp.	6,200	66,643
Cybozu Inc.	2,900	29,884
Dai-Dan Co. Ltd.	3,000	69,876
Daido Metal Co. Ltd.	5,900	37,658
Daiho Corp.	2,900	82,489
Daikyonishikawa Corp.	6,200	48,118
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,900	88,257
Daiwa Industries Ltd.	6,200	70,141
Daiwabo Holdings Co. Ltd.	2,900	127,959
Denki Kogyo Co. Ltd.	800	24,717
Denyo Co. Ltd.	3,100	54,713
Digital Arts Inc.	2,900	170,880
DTS Corp.	5,800	123,667
Eiken Chemical Co. Ltd.	6,200	100,767
Elan Corp.	2,900	46,248
Elecom Co. Ltd.	3,100	121,012
Elematec Corp.	2,900	28,033
EM Systems Co. Ltd.	2,900	55,154
Enigmo Inc.(a)(b)	5,800	51,344
ESPEC Corp.	3,000	54,614
Exedy Corp.	5,800	137,831
FCC Co. Ltd.	5,800	120,770
France Bed Holdings Co. Ltd.	2,900	27,282
Fujibo Holdings Inc.	3,000	94,491
Fujimori Kogyo Co. Ltd.	3,100	110,689
FULLCAST Holdings Co. Ltd.	3,000	62,911
Future Corp.	3,000	49,147
Gakken Holdings Co. Ltd.	400	22,016
Gecoss Corp.	3,200	27,973
Geo Holdings Corp.	6,000	74,983
Godo Steel Ltd.	2,900	63,041
Goldcrest Co. Ltd.	3,000	62,162
G-Tekt Corp.	3,100	53,968
GungHo Online Entertainment Inc.	6,880	149,686
Gurunavi Inc.	5,800	51,184
Hamakyorex Co. Ltd.	3,000	103,094
Heiwado Co. Ltd.	5,900	109,917
Hibiya Engineering Ltd.	3,100	56,205
Hisaka Works Ltd.	6,200	53,853
Hogy Medical Co. Ltd.	2,900	97,512
Ichiyoshi Securities Co. Ltd.	8,700	56,576
Inaba Denki Sangyo Co. Ltd.	3,400	157,569
Inabata & Co. Ltd.	8,700	114,841

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ines Corp.	6,400	$72,344
Infocom Corp.	3,200	67,283
Infomart Corp.	14,900	226,039
Information Services International-Dentsu Ltd.	2,900	101,133
Ishihara Sangyo Kaisha Ltd.	6,200	64,750
Itochu Enex Co. Ltd.	11,600	97,431
Japan Aviation Electronics Industry Ltd.	8,700	163,932
Japan Cash Machine Co. Ltd.	2,900	26,128
Japan Wool Textile Co. Ltd. (The)	8,700	85,869
JCR Pharmaceuticals Co. Ltd.	3,000	232,552
Jeol Ltd.	5,800	155,536
J-Oil Mills Inc.	2,900	122,325
Joshin Denki Co. Ltd.	3,100	62,628
JSP Corp.	2,900	54,027
JVCKenwood Corp.	29,000	85,038
K&O Energy Group Inc.	3,100	46,971
Kaga Electronics Co. Ltd.	3,100	60,793
Kamei Corp.	3,200	36,883
Kanamoto Co. Ltd.	5,800	156,448
Kanematsu Electronics Ltd.	3,100	97,068
Kanto Denka Kogyo Co. Ltd.	8,700	77,741
Kasai Kogyo Co. Ltd.	6,100	49,712
Keihanshin Building Co. Ltd.	2,900	36,376
Keihin Corp.	6,000	144,249
Kissei Pharmaceutical Co. Ltd.	2,900	75,300
KLab Inc.(a)(b)	6,200	55,574
Koa Corp.	3,200	40,642
Koatsu Gas Kogyo Co. Ltd.	2,900	23,097
Kohnan Shoji Co. Ltd.	2,900	67,601
Konishi Co. Ltd.	6,200	88,379
Konoike Transport Co. Ltd.	6,200	95,089
Kurabo Industries Ltd.	3,100	71,517
Kureha Corp.	2,900	187,244
KYB Corp.(b)	2,900	93,220
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,200	83,963
KYORIN Holdings Inc.	5,800	102,099
LAC Co. Ltd.	2,900	35,061
Leopalace21 Corp.(a)(b)	40,700	111,816
Maeda Kosen Co. Ltd.	3,000	50,506
Makino Milling Machine Co. Ltd.	2,900	145,932
Mani Inc.	9,900	263,103
Marudai Food Co. Ltd.	2,900	62,799
Marvelous Inc.	8,800	62,354
Max Co. Ltd.	2,900	53,571
MCJ Co. Ltd.	11,600	76,936
Meidensha Corp.	8,700	168,439
Menicon Co. Ltd.	3,000	106,702
Micronics Japan Co. Ltd.	3,300	31,075
Mimasu Semiconductor Industry Co. Ltd.	3,100	61,051
Misawa Homes Co. Ltd.	5,900	63,582
Mitsubishi Research Institute Inc.	800	28,491
Mitsuboshi Belting Ltd.	2,900	55,046
Mitsui Sugar Co. Ltd.	3,100	67,618
Mochida Pharmaceutical Co. Ltd.	5,800	232,848
MTI Ltd.	2,900	18,912
Nagaileben Co. Ltd.	2,900	69,613
Nakayama Steel Works Ltd.	3,000	12,932
Neturen Co. Ltd.	6,200	55,115
Nihon Kohden Corp.	5,800	174,099
Nikkiso Co. Ltd.	8,700	94,963

Security	Shares	Value

Japan (continued)
Nippon Carbon Co. Ltd.(a)	2,900	$112,534
Nippon Ceramic Co. Ltd.	3,100	81,267
Nippon Flour Mills Co. Ltd.	8,700	140,433
Nippon Signal Co. Ltd.	9,300	107,878
Nippon Soda Co. Ltd.	2,900	77,902
Nishimatsu Construction Co. Ltd.	8,700	182,603
Nishio Rent All Co. Ltd.	3,000	81,005
Nisshin Oillio Group Ltd. (The)	2,900	102,072
Nissin Corp.	3,000	47,704
Nitta Corp.	3,100	91,332
Nitto Boseki Co. Ltd.(a)	3,200	97,979
Nitto Kogyo Corp.	3,000	63,522
Nitto Kohki Co. Ltd.	200	4,335
Noritake Co. Ltd./Nagoya Japan	2,900	134,397
Ohsho Food Service Corp.	2,900	175,441
Oiles Corp.	2,900	44,397
Oita Bank Ltd. (The)	3,100	86,314
Okabe Co. Ltd.	5,800	49,413
Okinawa Electric Power Co. Inc. (The)	8,787	146,064
Osaka Soda Co. Ltd.	3,100	88,322
Osaki Electric Co. Ltd.	8,800	61,296
OSJB Holdings Corp.(a)	20,300	49,762
Oyo Corp.	5,900	68,057
Pack Corp. (The)	3,100	109,972
Paramount Bed Holdings Co. Ltd.	2,900	111,998
Press Kogyo Co. Ltd.	17,400	74,522
Proto Corp.	6,400	69,562
Raito Kogyo Co. Ltd.	8,700	139,145
Raiznext Corp.	6,300	64,512
Retail Partners Co. Ltd.	3,000	24,754
Riken Keiki Co. Ltd.	3,000	59,276
Riso Kagaku Corp.	2,900	48,072
Riso Kyoiku Co. Ltd.	17,400	67,118
Rock Field Co. Ltd.	2,900	39,595
Ryobi Ltd.	3,200	60,238
Sac’s Bar Holdings Inc.	2,900	23,955
Sakai Chemical Industry Co. Ltd.	3,100	78,142
Sakai Moving Service Co. Ltd.	3,000	180,103
San-Ai Oil Co. Ltd.	8,700	92,307
Sanyo Chemical Industries Ltd.	2,900	139,494
Sawai Pharmaceutical Co. Ltd.	5,800	327,811
SBS Holdings Inc.	2,900	47,884
Seikagaku Corp.	6,000	68,988
Sekisui Jushi Corp.	2,900	59,875
Sekisui Plastics Co. Ltd.	3,000	22,284
Shin-Etsu Polymer Co. Ltd.	9,300	80,436
Shinko Electric Industries Co. Ltd.	11,900	117,013
Shinmaywa Industries Ltd.	8,700	107,598
Shinnihon Corp.	5,900	46,663
Shizuoka Gas Co. Ltd.	8,700	75,890
Showa Corp.	8,900	187,624
Showa Sangyo Co. Ltd.	5,800	169,002
Sinfonia Technology Co. Ltd.	2,900	35,973
Sinko Industries Ltd.	3,000	51,089
Sintokogio Ltd.	8,700	84,743
SKY Perfect JSAT Holdings Inc.	26,100	108,403
Sodick Co. Ltd.	9,200	80,677
Solasto Corp.	9,000	103,233
St. Marc Holdings Co. Ltd.	3,000	67,074
Star Micronics Co. Ltd.	5,800	89,598

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Densetsu Co. Ltd.	3,100	$65,065
Sumitomo Mitsui Construction Co. Ltd.	29,040	166,012
Sumitomo Seika Chemicals Co. Ltd.	100	3,205
Sun Frontier Fudousan Co. Ltd.	3,200	39,162
Tachi-S Co. Ltd.	3,300	44,324
Taiho Kogyo Co. Ltd.	3,100	24,891
Takasago International Corp.	2,900	73,181
Tamron Co. Ltd.	3,000	66,075
Tamura Corp.	11,900	69,019
Tatsuta Electric Wire and Cable Co. Ltd.	9,100	50,254
Tayca Corp.	3,000	59,664
Teikoku Sen-I Co. Ltd.	3,100	57,495
Tenma Corp.	2,900	53,169
TKC Corp.	2,900	122,728
Tocalo Co. Ltd.	11,600	115,673
Toho Holdings Co. Ltd.	8,700	222,037
Tokai Corp./Gifu	3,200	74,979
Tokai Rika Co. Ltd.	8,700	169,807
Topre Corp.	6,200	108,624
Topy Industries Ltd.	3,100	63,775
Torii Pharmaceutical Co. Ltd.	2,900	77,526
Tosei Corp.	6,000	76,093
Toshiba TEC Corp.	6,000	218,121
Towa Pharmaceutical Co. Ltd.	5,800	149,580
Toyo Construction Co. Ltd.	17,400	82,087
TPR Co. Ltd.	3,100	56,147
Tsubakimoto Chain Co.	2,900	100,060
Tsurumi Manufacturing Co. Ltd.	3,100	61,538
Unipres Corp.	6,200	102,373
United Arrows Ltd.	2,900	88,927
Valqua Ltd.	3,000	67,434
Vital KSK Holdings Inc.	9,300	95,318
Wakita & Co. Ltd.	8,700	88,766
Warabeya Nichiyo Holdings Co. Ltd.	3,100	54,656
Yahagi Construction Co. Ltd.	6,200	44,218
YAMABIKO Corp.	6,000	68,600
Yamazen Corp.	11,600	108,161
Yellow Hat Ltd.	6,200	101,742
Yorozu Corp.	3,100	39,859
Yuasa Trading Co. Ltd.	3,100	96,781
Yurtec Corp.	5,900	36,675
ZERIA Pharmaceutical Co. Ltd.	2,900	54,993

		20,526,585

Netherlands — 4.2%
Arcadis NV(a)	11,948	235,937
ASM International NV	8,008	804,608
ASR Nederland NV	22,718	831,581
Cementir Holding NV	7,003	47,120
Euronext NV(c)	9,312	750,601
ForFarmers NV	5,282	31,998
Kendrion NV	2,640	56,020
Koninklijke Volkerwessels NV	5,655	131,227
NSI NV	2,940	134,317
Signify NV(c)	17,229	504,373
Vastned Retail NV	1,888	56,661

		3,584,443

New Zealand — 0.4%
Air New Zealand Ltd.	93,005	168,495
Argosy Property Ltd.	143,376	129,645

Security	Shares	Value

New Zealand (continued)
Tourism Holdings Ltd.	16,334	$37,186

		335,326

Norway — 1.2%
BW Offshore Ltd.(b)	15,400	117,414
DNO ASA	107,250	129,723
Elkem ASA(c)	43,181	102,530
Kongsberg Automotive ASA(b)	69,641	36,333
Kvaerner ASA	22,860	29,032
Selvaag Bolig ASA	7,778	42,951
SpareBank 1 Nord Norge	16,037	124,541
Stolt-Nielsen Ltd.	2,465	30,446
TGS NOPEC Geophysical Co. ASA	17,366	450,549

		1,063,519

Singapore — 0.8%
Accordia Golf Trust	200,100	84,542
Bumitama Agri Ltd.	60,900	24,835
First REIT	66,700	49,990
Frasers Centrepoint Trust	104,400	210,956
Japfa Ltd.(a)	55,100	19,838
Kenon Holdings Ltd./Singapore	3,364	73,704
Sabana Shari’ah Compliant Industrial REIT	110,200	37,248
Starhill Global REIT	249,400	135,608
Wing Tai Holdings Ltd.(a)	55,100	82,188

		718,909

Spain — 1.4%
Acciona SA	3,799	396,074
eDreams ODIGEO SA(b)	9,925	45,620
Ence Energia y Celulosa SA	21,905	86,267
Ercros SA	16,276	41,401
Faes Farma SA	47,719	274,174
Grupo Empresarial San Jose SA(b)	3,828	29,596
Mediaset Espana Comunicacion SA	26,738	163,470
Miquel y Costas & Miquel SA	3,016	50,674
Talgo SA(b)(c)	14,305	89,373

		1,176,649

Sweden — 2.8%
AcadeMedia AB(b)(c)	13,456	68,228
Arjo AB, Class B	36,598	151,037
Bilia AB, Class A	13,275	133,380
BioGaia AB, Class B	2,760	105,280
Biotage AB	9,370	96,868
Bure Equity AB	7,946	122,889
Cellavision AB	2,987	85,415
Dios Fastigheter AB	15,022	125,361
Granges AB	13,084	127,386
Hemfosa Fastigheter AB	27,550	284,385
Humana AB	4,118	24,748
Investment AB Oresund	4,959	65,473
Kambi Group PLC(b)	3,712	61,454
Klovern AB, Class B	73,689	128,956
Lindab International AB	11,803	132,066
NetEnt AB	30,493	86,406
New Wave Group AB, Class B	7,250	42,216
Nyfosa AB(b)	27,927	186,966
Paradox Interactive AB	3,627	49,468
SAS AB(b)	31,470	49,258
Scandi Standard AB	6,844	50,437
Vitrolife AB	10,912	170,573

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Xvivo Perfusion AB(b)	3,306	$56,139

		2,404,389

Switzerland — 5.6%
ALSO Holding AG, Registered	966	143,713
APG SGA SA	233	68,713
Ascom Holding AG, Registered	6,042	59,823
Bachem Holding AG, Class B, Registered	842	128,337
BKW AG	3,082	227,382
Burkhalter Holding AG	696	55,017
Coltene Holding AG, Registered	551	45,119
EDAG Engineering Group AG	580	7,183
Feintool International Holding AG, Registered	271	16,286
Galenica AG(c)	7,893	471,540
Gurit Holding AG, Bearer	58	82,761
Huber & Suhner AG, Registered	2,494	165,803
Inficon Holding AG, Registered	290	207,783
Interroll Holding AG, Registered	109	225,346
Intershop Holding AG	177	97,222
Kardex AG, Registered	1,075	156,007
Landis+Gyr Group AG	3,683	341,333
LEM Holding SA, Registered	90	106,349
Logitech International SA, Registered	26,371	1,078,625
Orior AG	961	84,438
Rieter Holding AG, Registered	503	68,460
Sensirion Holding AG(a)(b)(c)	1,334	56,983
Siegfried Holding AG, Registered	645	262,445
Tamedia AG, Registered	435	40,822
Tecan Group AG, Registered	1,954	461,792
Vetropack Holding AG, Bearer	36	97,593
Zehnder Group AG, Registered	1,481	64,538

		4,821,413

United Kingdom — 20.9%
888 Holdings PLC	61,017	141,805
AB Dynamics PLC	2,146	58,315
Abcam PLC	31,506	474,548
Advanced Medical Solutions Group PLC	32,631	103,028
AG Barr PLC	16,878	121,213
Aggreko PLC	42,901	439,004
Alliance Pharma PLC	58,697	56,206
Anglo Pacific Group PLC	28,876	71,368
Ashmore Group PLC	39,759	239,542
Biffa PLC(c)	42,231	139,350
Bodycote PLC	31,958	296,092
Bovis Homes Group PLC	22,832	345,672
Brewin Dolphin Holdings PLC	47,480	204,224
Centamin PLC	191,216	287,146
Central Asia Metals PLC	26,771	72,748
CMC Markets PLC(c)	21,114	35,518
Daily Mail & General Trust PLC, Class A, NVS	26,187	297,180
De La Rue PLC	16,588	33,700
DFS Furniture PLC	34,887	105,636
Dialog Semiconductor PLC(b)	12,777	573,180
Diploma PLC	18,866	390,357
Drax Group PLC	64,003	245,809
Dunelm Group PLC	16,849	172,132
EI Group PLC(b)	78,742	286,928
EMIS Group PLC	8,653	120,479
EnQuest PLC(b)	227,429	52,384
Entertainment One Ltd.	62,133	447,426

Security	Shares	Value

United Kingdom (continued)
Equiniti Group PLC(c)	60,561	$168,643
Euromoney Institutional Investor PLC	18,067	330,107
Ferrexpo PLC	48,346	78,794
Forterra PLC(c)	35,070	121,393
Frontier Developments PLC(b)	3,512	49,626
Future PLC	13,659	267,596
Galliford Try PLC	18,415	174,667
Games Workshop Group PLC	5,143	297,480
Go-Ahead Group PLC (The)	7,223	191,044
Greggs PLC	16,890	388,156
Gulf Keystone Petroleum Ltd.	38,286	101,561
Halfords Group PLC	35,992	73,773
Hansteen Holdings PLC	69,721	92,745
Hotel Chocolat Group PLC(a)	6,938	39,682
Howden Joinery Group PLC	101,442	757,929
Ibstock PLC(c)	68,299	213,700
IG Design Group PLC (a)	6,902	56,266
IG Group Holdings PLC	61,741	507,639
International Personal Finance PLC	38,194	65,733
iomart Group PLC	13,342	63,620
John Laing Group PLC(c)	83,976	396,627
Jupiter Fund Management PLC	76,129	337,498
Kainos Group PLC	12,190	80,131
Keller Group PLC	12,182	82,128
LondonMetric Property PLC	116,773	350,260
Lookers PLC	52,383	33,621
Marshalls PLC	34,140	314,320
Mitchells & Butlers PLC(b)	32,012	176,464
Moneysupermarket.com Group PLC	89,732	398,384
Morgan Sindall Group PLC	6,264	103,752
Northgate PLC	22,395	99,833
Numis Corp. PLC	12,387	36,866
Pagegroup PLC	54,705	315,149
Patisserie Holdings PLC(b)(d)	3,062	—
Pendragon PLC	219,131	40,605
Pets at Home Group PLC	83,027	221,535
Photo-Me International PLC	43,129	51,177
Picton Property Income Ltd. (The)	99,781	119,691
Plus500 Ltd.	17,846	184,742
Premier Foods PLC(b)	118,763	49,638
Premier Oil PLC(a)(b)	134,212	143,625
QinetiQ Group PLC	94,253	384,428
RDI REIT PLC	47,346	79,400
Redde PLC	49,910	72,334
Redrow PLC	36,843	287,002
RPS Group PLC	38,379	70,322
Sabre Insurance Group PLC(c)	39,155	149,466
Safestore Holdings PLC	34,830	315,715
Saga PLC	188,268	114,306
Savills PLC	24,510	290,994
Schroder REIT Ltd.	80,388	57,420
SIG PLC	90,828	132,340
Softcat PLC	20,041	243,900
Spire Healthcare Group PLC(c)	46,630	70,476
Stagecoach Group PLC	71,485	127,005
Standard Life Investment Property Income Trust Ltd.	64,213	73,370
Stock Spirits Group PLC	30,288	80,345
Superdry PLC	8,623	45,637
Tate & Lyle PLC	78,474	683,400
Telecom Plus PLC	10,413	161,962

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
UK Commercial Property REIT Ltd.	129,492	$146,952
Vesuvius PLC	8,938	46,194
Victrex PLC	14,094	400,498
Watkin Jones PLC	25,271	76,847
WH Smith PLC	18,129	513,281
		18,010,784

Total Common Stocks — 99.4% (Cost: $82,898,210)		85,613,448

Preferred Stocks

Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,250	73,284
STO SE & Co. KGaA, Preference Shares, NVS	503	54,995

		128,279

Total Preferred Stocks — 0.1% (Cost: $144,756)		128,279

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(e)(f)(g)	1,170,301	1,170,886

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(e)(f)	28,000	$28,000

		1,198,886

Total Short-Term Investments — 1.4% (Cost: $1,198,494)		1,198,886

Total Investments in Securities — 100.9% (Cost: $84,241,460)		86,940,613

Other Assets, Less Liabilities — (0.9)%		(813,413)

Net Assets — 100.0%		$86,127,200

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,505,246	(334,945)	1,170,301	$1,170,886	$9,660	(a)	$(30)	$1
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	3,000	28,000	28,000	138		—	—

				$1,198,886	$9,798		$(30)	$1

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$85,613,448	$—	$0	(a)	$85,613,448
Preferred Stocks	128,279	—	—		128,279
Money Market Funds	1,198,886	—	—		1,198,886

	$86,940,613	$—	$—		$86,940,613

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares